UNITED STATES
                       SECURITIES AND EXCHANGE COMMISSION
                             Washington, D.C. 20549

                                    FORM 13F

                               FORM 13F Cover Page



            Report for the Calendar Year or Quarter Ended March 31, 2007

Check here if Amendment:           |_|; Amendment Number: |_|

This Amendment (Check only one):   |_| is a restatement
                                   |_| adds new holding entries.

Institutional Manager Filing this Report:

Name:     Alkeon Capital Management, LLC

Address:  350 Madison Avenue
          New York, New York 10017


13F File Number: 028-10451

The institutional investment manager filing this report and the person by whom it is signed hereby represent that the person signing the report is authorized to submit it, that all information contained herein is true, correct and complete, and that it is understood that all required items, statements, schedules, lists, and tables, are considered integral parts of this form.


Person Signing this Report on Behalf of Reporting Manager:

Name:   Greg Jakubowsky
Title:  Compliance Officer
Phone:  (212) 389-8710

Signature, Place and Date of Signing:

/s/ Greg Jakubowsky                New York, New York         May 15, 2007
-----------------------     --------------------------    ----------------------
     [Signature]                   [City, State]                   [Date]

Report Type:  (Check only one):

[X] 13F HOLDINGS REPORT. (Check here if all holdings of this reporting manager are reported in this report).

[_] 13F NOTICE. (Check here if no holdings reported are in this report, and all holdings are reported by other reporting managers(s).)

[_] 13F COMBINATION REPORT. (Check here if a portion of the holdings for this reporting manager are reported in this report and a portion are reported by other reporting manager(s).)


List of Other Managers Reporting for this Manager: None

                             Form 13F SUMMARY PAGE


Report Summary:


Number of Other Included Managers:             1

Form 13F Information Table Entry Total:       121

Form 13F Information Table Value Total: $   1,760,667
                                         (thousands)


List of Other Included Managers:

Provide a numbered list of the name(s) and Form 13F file number(s) of all institutional investment managers with respect to which this report is filed, other than the manager filing this report.

[If there are no entries in this list, state "NONE" and omit the column headings and list entries.]



No.        Form 13F File Number                   Name

1           028-10748                         Oppenheimer Asset Management Inc.
----          -------------------              --------------------------------

                                                    FORM 13F INFORMATION TABLE



COLUMN 1                       COLUMN  2        COLUMN 3   COLUMN 4          COLUMN 5        COLUMN 6  COLUMN 7       COLUMN 8

                                                           VALUE        SHRS OR   SH/ PUT/   INVESTMENT  OTHER     VOTING AUTHORITY
NAME OF ISSUER                 TITLE OF CLASS   CUSIP      (X$1000)     PRN AMT   PRN CALL   DISCRETION  MNGRS   SOLE   SHARED  NONE
--------------                 --------------   -----      --------     -------   --------   ----------  -----   ----   ------  ----
APPLE COMPUTER INC             COM              037833100      3,022       32,530 SH         SOLE                  32,530
APPLE COMPUTER INC             COM              037833100     20,258      218,040 SH         SHARED-OTHER  1      218,040
ARM HLDGS PLC                  SPONSORED ADR    042068106      4,335      552,225 SH         SOLE                 552,225
ARM HLDGS PLC                  SPONSORED ADR    042068106     27,058    3,446,829 SH         SHARED-OTHER  1    3,446,829
ANALOG DEVICES INC             COM              032654105      3,588      104,040 SH         SOLE                 104,040
ANALOG DEVICES INC             COM              032654105     24,004      695,960 SH         SHARED-OTHER  1      695,960
ACCURAY INC                    COM              004397105        674       30,300 SH         SOLE                  30,300
ACCURAY INC                    COM              004397105      3,776      169,775 SH         SHARED-OTHER  1      169,775
ABB LTD                        SPONSORED ADR    000375204      1,054       61,360 SH         SOLE                  61,360
ABB LTD                        SPONSORED ADR    000375204     11,095      645,780 SH         SHARED-OTHER  1      645,780
ALTERA CORP                    COM              021441100      4,650      232,640 SH         SOLE                 232,640
ALTERA CORP                    COM              021441100     28,016    1,401,480 SH         SHARED-OTHER  1    1,401,480
BUSINESS OBJECTS SA            SPONSORED ADR    12328X107      2,152       59,460 SH         SOLE                  59,460
BUSINESS OBJECTS SA            SPONSORED ADR    12328X107     15,207      420,210 SH         SHARED-OTHER  1      420,210
BROADCOM CORP                  CLA              111320107      1,567       48,860 SH         SOLE                  48,860
BROADCOM CORP                  CLA              111320107     11,370      354,526 SH         SHARED-OTHER  1      354,526
BROCADE COMMUNICATIONS SYS     COM              111621108      1,394      146,420 SH         SOLE                 146,420
BROCADE COMMUNICATIONS SYS     COM              111621108      6,222      653,580 SH         SHARED-OTHER  1      653,580
BISYS GROUP INC                COM              055472104        534       46,580 SH         SOLE                  46,580
BISYS GROUP INC                COM              055472104      5,253      458,420 SH         SHARED-OTHER  1      458,420
CIRRUS LOGIC INC               COM              172755100        775      101,240 SH         SOLE                 101,240
CIRRUS LOGIC INC               COM              172755100      7,651      998,760 SH         SHARED-OTHER  1      998,760
CISCO SYS INC                  COM              17275R102      1,564       61,250 SH         SOLE                  61,250
CISCO SYS INC                  COM              17275R102      8,648      338,750 SH         SHARED-OTHER  1      338,750
CISCO SYS INC                  COM              17275R102      2,351       92,100 SH  CALL   SOLE                  92,100
CISCO SYS INC                  COM              17275R102     23,179      907,900 SH  CALL   SHARED-OTHER  1      907,900
DEVON ENERGY CORP NEW          COM              25179M103        479        6,920 SH         SOLE                   6,920
DEVON ENERGY CORP NEW          COM              25179M103      4,712       68,080 SH         SHARED-OTHER  1       68,080
ERICSSON L M TEL CO            ADR B SEK 10     294821608      1,750       47,170 SH         SOLE                  47,170
ERICSSON L M TEL CO            ADR B SEK 10     294821608     11,182      301,480 SH         SHARED-OTHER  1      301,480
EXPEDIA INC DEL                COM              30212P105      1,069       46,110 SH         SOLE                  46,110
EXPEDIA INC DEL                COM              30212P105     10,521      453,890 SH         SHARED-OTHER  1      453,890
FOUNDRY NETWORKS INC           COM              292577103      1,429      105,330 SH         SOLE                 105,330
FOUNDRY NETWORKS INC           COM              35063R100     10,542      776,890 SH         SHARED-OTHER  1      776,890
GILEAD SCIENCES INC            COM              375558103      3,994       52,110 SH         SOLE                  52,110
GILEAD SCIENCES INC            COM              375558103     26,695      348,273 SH         SHARED-OTHER  1      348,273
CORNING INC                    COM              219350105        785       34,540 SH         SOLE                  34,540
CORNING INC                    COM              219350105      7,742      340,460 SH         SHARED-OTHER  1      340,460
CORNING INC                    COM              219350105      5,242      230,500 SH  CALL   SOLE                 230,500
CORNING INC                    COM              219350105     51,608    2,269,500 SH  CALL   SHARED-OTHER  1    2,269,500
HEWLETT PACKARD CO             COM              428236103      2,885       71,861 SH         SOLE                  71,861
HEWLETT PACKARD CO             COM              428236103     21,298      530,599 SH         SHARED-OTHER  1      530,599
INFINEON TECHNOLOGIES AG       COM              45662N103      1,750      112,370 SH         SOLE                 112,370
INFINEON TECHNOLOGIES AG       COM              45662N103     11,485      737,630 SH         SHARED-OTHER  1      737,630
INFORMATICA CORP               COM              45666Q102      1,124       83,700 SH         SOLE                  83,700
INFORMATICA CORP               COM              45666Q102      7,538      561,300 SH         SHARED-OTHER  1      561,300
IPG PHOTONICS CORP             COM              44980X109        383       19,940 SH         SOLE                  19,940
IPG PHOTONICS CORP             COM              44980X109      2,521      131,300 SH         SHARED-OTHER  1      131,300
I2 TECHNOLOGIES INC            COM NEW          465754208      1,478       61,590 SH         SOLE                  61,590
I2 TECHNOLOGIES INC            COM NEW          465754208      9,741      405,870 SH         SHARED-OTHER  1      405,870
INTERWOVEN INC                 COM NEW          46114T508      2,269      134,250 SH         SOLE                 134,250
INTERWOVEN INC                 COM NEW          46114T508     10,784      638,100 SH         SHARED-OTHER  1      638,100
KLA-TENCOR CORP                COM              482480100      3,927       73,650 SH         SOLE                  73,650
KLA-TENCOR CORP                COM              482480100     24,069      451,400 SH         SHARED-OTHER  1      451,400
LINKTONE LTD                   ADR              535925101        110       32,920 SH         SOLE                  32,920
LINKTONE LTD                   ADR              535925101        725      217,839 SH         SHARED-OTHER  1      217,839
MANHATTAN ASSOCS INC           COM              562750109      2,457       89,580 SH         SOLE                  89,580
MANHATTAN ASSOCS INC           COM              562750109     15,228      555,164 SH         SHARED-OTHER  1      555,164
MICREL INC                     COM              594793101        551       50,040 SH         SOLE                  50,040
MICREL INC                     COM              594793101      5,620      509,960 SH         SHARED-OTHER  1      509,960
MICROSOFT CORP                 COM              594918104      1,795       64,400 SH  CALL   SOLE                  64,400
MICROSOFT CORP                 COM              594918104     17,714      635,600 SH  CALL   SHARED-OTHER  1      635,600
MIPS TECHNOLOGIES INC          COM              604567107      1,139      127,530 SH         SOLE                 127,530
MIPS TECHNOLOGIES INC          COM              604567107      5,670      634,948 SH         SHARED-OTHER  1      634,948
NATIONAL CINEMEDIA INC         COM              635309107      3,578      133,990 SH         SOLE                 133,990
NATIONAL CINEMEDIA INC         COM              635309107     20,452      766,010 SH         SHARED-OTHER  1      766,010
NASDAQ 100 TR                  UNIT SER 1       631100104     26,053      598,500 SH  PUT    SOLE                 598,500
NASDAQ 100 TR                  UNIT SER 1       631100104    256,892    5,901,500 SH  PUT    SHARED-OTHER       5,901,500
OWENS & MINOR INC NEW          COM              595112103        663       18,050 SH         SOLE                  18,050
OWENS & MINOR INC NEW          COM              595112103      6,521      177,550 SH         SHARED-OTHER  1      177,550
OPLINK COMMUNICATIONS INC      COM NEW          68375Q403        966       53,780 SH         SOLE                  53,780
OPLINK COMMUNICATIONS INC      COM NEW          68375Q403      9,847      547,983 SH         SHARED-OTHER  1      547,983
ON SEMICONDUCTOR CORP          COM              682189105      4,374      490,380 SH         SOLE                 490,380
ON SEMICONDUCTOR CORP          COM              682189105     31,413    3,521,590 SH         SHARED-OTHER  1    3,521,590
QUALCOMM INC                   COM              747525103      4,769      111,790 SH         SOLE                 111,790
QUALCOMM INC                   COM              747525103     33,986      796,680 SH         SHARED-OTHER  1      796,680
QUEST SOFTWARE INC             COM              74834T103      3,715      228,310 SH         SOLE                 228,310
QUEST SOFTWARE INC             COM              74834T103     19,444    1,195,090 SH         SHARED-OTHER  1    1,195,090
SINA CORP                      ORD              G81477104      3,231       96,140 SH         SOLE                  96,140
SINA CORP                      ORD              G81477104     18,154      540,136 SH         SHARED-OTHER  1      540,136
SATYAM COMPUTER SERVICES LTD   ADR              804098101      1,204       53,030 SH         SOLE                  53,030
SATYAM COMPUTER SERVICES LTD   ADR              804098101      8,045      354,400 SH         SHARED-OTHER  1      354,400
SHANDA INTERACTIVE ENTMT LTD   SPONSORED ADR    81941Q203      3,537      131,720 SH         SOLE                 131,720
SHANDA INTERACTIVE ENTMT LTD   SPONSORED ADR    81941Q203     27,085    1,008,763 SH         SHARED-OTHER  1    1,008,763
SANDISK CORP                   COM              80004C101      1,212       27,670 SH         SOLE                  27,670
SANDISK CORP                   COM              80004C101     11,928      272,330 SH         SHARED-OTHER  1      272,330
SANDISK CORP                   COM              80004C101      2,015       46,000 SH  CALL   SOLE                  46,000
SANDISK CORP                   COM              80004C101     19,885      454,000 SH  CALL   SHARED-OTHER  1      454,000
SPSS INC                       COM              78462K102      2,357       65,280 SH         SOLE                  65,280
SPSS INC                       COM              78462K102     15,918      440,940 SH         SHARED-OTHER  1      440,940
SYNAPTICS INC                  COM              87157D109      1,574       61,550 SH         SOLE                  61,550
SYNAPTICS INC                  COM              87157D109     15,494      605,708 SH         SHARED-OTHER  1      605,708
SYNTEL INC                     COM              87162H103      1,415       40,830 SH         SOLE                  40,830
SYNTEL INC                     COM              87162H103      8,807      254,170 SH         SHARED-OTHER  1      254,170
SBA COMMUNICATIONS CORP        COM              78388J106        818       27,680 SH         SOLE                  27,680
SBA COMMUNICATIONS CORP        COM              78388J106      8,047      272,320 SH         SHARED-OTHER  1      272,320
SERVICE CORP INTL              COM              817565104        656       55,340 SH         SOLE                  55,340
SERVICE CORP INTL              COM              817565104      6,460      544,660 SH         SHARED-OTHER  1      544,660
SAFEGUARD SCIENTIFICS INC      COM              786449108      1,602      541,200 SH         SOLE                 541,200
SAFEGUARD SCIENTIFICS INC      COM              786449108      7,278    2,458,800 SH         SHARED-OTHER  1    2,458,800
SHERWIN WILLIAMS CO            COM              824348106        608        9,200 SH  PUT    SOLE                   9,200
SHERWIN WILLIAMS CO            COM              824348106      5,996       90,800 SH  PUT    SHARED-OTHER  1       90,800
TRIMBLE NAVIGATION LTD         COM              896239100        494       18,400 SH         SOLE                  18,400
TRIMBLE NAVIGATION LTD         COM              896239100      4,874      181,600 SH         SHARED-OTHER  1      181,600
TAIWAN SEMICONDUCTOR MFG LTD   SPONSORED ADR    874039100        892       83,020 SH         SOLE                  83,020
TAIWAN SEMICONDUCTOR MFG LTD   SPONSORED ADR    874039100      8,783      816,980 SH         SHARED-OTHER  1      816,980
TALEO CORP                     CLA              87424N104      1,633       98,490 SH         SOLE                  98,490
TALEO CORP                     CLA              87424N104     11,967      721,793 SH         SHARED-OTHER  1      721,793
TESSERA TECHNOLOGIES INC       COM              88164L100      5,915      148,835 SH         SOLE                 148,835
TESSERA TECHNOLOGIES INC       COM              88164L100     39,215      986,782 SH         SHARED-OTHER  1      986,782
T-HQ INC                       COM NEW          874039100      2,723       79,649 SH         SOLE                  79,649
T-HQ INC                       COM NEW          872443403     20,288      593,376 SH         SHARED-OTHER  1      593,376
VOLTERRA SEMICONDUCTOR CORP    COM              928708106        896       68,630 SH         SOLE                  68,630
VOLTERRA SEMICONDUCTOR CORP    COM              928708106      5,569      426,432 SH         SHARED-OTHER  1      426,432
XTO ENERGY INC                 COM              98385X106        363        6,620 SH         SOLE                   6,620
XTO ENERGY INC                 COM              98385X106      3,583       65,380 SH         SHARED-OTHER  1       65,380
YAHOO INC                      COM              984332106      4,265      136,290 SH         SOLE                 136,290
YAHOO INC                      COM              984332106     22,332      713,710 SH         SHARED-OTHER  1      713,710
AMGEN                          NOTE 0.125% 2/0  031162AN0    183,500    2,000,000 PRN        SOLE               2,000,000
FAIR ISAAC CORP                NOTE 1.500% 8/1  303250AD6    156,803    1,515,000 PRN        SOLE               1,515,000
MANOR CARE INC NEW             NOTE 2.125% 8/0  564055AM3    181,165    1,426,000 PRN        SOLE               1,426,000

                               TOTAL                       1,760,667







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